Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	GREENIDGE GENERATION HOLDINGS INC.
Entity Central Index Key	0001844971
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	We are filing this pre-effective Amendment No. 1 to our registration statement on Form S-1, initially filed on September 20, 2021 (File No. 333-259678) (the “Registration Statement”) to reflect recent material developments, fix clerical errors in the Registration Statement and to file Exhibits 1.1, 4.1, 4.2, 4.3 and 5.1, with respect to such Registration Statement.